Quarterly information (unaudited) - Schedule of quarterly information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Gross profit (loss)									$ (32,545)	$ 3,639	$ (1,951)
Net loss									$ (106,589)	$ (15,924)	$ (13,495)
Net loss per share
Basic									$ (1.24)	$ (0.23)	$ (0.22)
Diluted									$ (1.24)	$ (0.23)	$ (0.22)
As Revised
Revenue			$ 50,108				$ 51,157
Gross profit (loss)			(16,050)				(1,382)
Net loss			$ (52,350)				$ (6,776)
Net loss per share
Basic			$ (0.61)				$ (0.09)
Diluted			$ (0.61)				$ (0.09)
As Reported
Revenue	$ 101,721	$ 52,989		$ 65,707	$ 44,179	$ 59,640		$ 32,376
Gross profit (loss)	(8,575)	(8,039)		119	(4,825)	2,866		6,980
Net loss	$ (23,882)	$ (22,915)		$ (7,442)	$ (9,728)	$ (2,840)		$ 3,420
Net loss per share
Basic	$ (0.25)	$ (0.24)		$ (0.11)	$ (0.15)	$ (0.04)		$ 0.05
Diluted	$ (0.25)	$ (0.24)		$ (0.11)	$ (0.15)	$ (0.04)		$ 0.04